Other Operating Income (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other operating income [abstract]
Government grants	[1]	¥ 69,678	¥ 116,330	¥ 65,703
Rental income from investment property		76,381	76,001	46,700
Others		4,655	10,286	6,607
Other operating income		150,714	202,617	119,010
Grants related to R&D and other tax refund		69,241	115,893	65,266
Government grants relating to the purchase of property, plant and equipment		¥ 437	¥ 437	¥ 437

[1]	Government grants. Grants related to Research and Development, other tax refund and subsidies of RMB 69,241 thousands (2018: RMB 115,893 thousands, 2017: RMB 65,266 thousands) are included in the government grants line item. There are no unfulfilled conditions or other contingencies attaching to these grants. The Group did not benefit directly from any other forms of government assistance. Deferral and presentation of government grants. Government grants relating to the purchase of property, plant and equipment are included in non-current liabilities as deferred income and are credited to profit or loss on a straight-line basis over the expected lives of the related assets. See Note 26 for further details. For the year ended 31 December 2019, RMB 437 thousands were included in the government grants line item (2018: RMB 437 thousands, 2017: RMB 437 thousands).